ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Pershing Gold Corporation (the “Company”), formerly named Sagebrush Gold Ltd., was incorporated under the laws of the State of Nevada on August 2, 2007. The Company is a gold and precious metals exploration company pursuing exploration and development opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and all of the Company’s activities on all of its properties are exploratory in nature.

A wholly-owned subsidiary, EXCX Funding Corp., a Nevada corporation was formed in January 2011 and held the note payable - related party, which was exchanged for the Company’s Series E Convertible Preferred Stock (“Series E Preferred Stock”) and warrants in August 2013 and was cancelled. On April 6, 2014 EXCX Funding Corp. was liquidated and dissolved.

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”), acquired the Relief Canyon Mine property (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada, for an aggregate purchase price consisting of  $12,000,000 cash  and  $8,000,000 in senior secured convertible promissory notes.

A wholly-owned subsidiary, Pershing Royalty Company, a Delaware corporation, was formed on May 17, 2012 to hold royalty interests in two gold exploration properties.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

Pershing Gold Corporation (the “Company”), formerly named Sagebrush Gold Ltd., formerly named The Empire Sports & Entertainment Holdings Co. (“Empire”), formerly named Excel Global, Inc., was incorporated under the laws of the State of Nevada on August 2, 2007. On February 27, 2012, the Company changed its name to Pershing Gold Corporation. The Company is a gold and precious metals exploration company pursuing exploration and development opportunities primarily in Nevada. The Company is currently focused on exploration of its Relief Canyon properties in Pershing County in northwestern Nevada. None of the Company’s properties contain proven and probable reserves, and all of the Company’s activities on all of its properties are exploratory in nature.

On September 1, 2011, the Company exited the sports and entertainment business and disposed of its Empire subsidiary pursuant to a Stock Purchase Agreement by and between the Company, Empire and Concert International Inc. (“CII”). Pursuant to the stock purchase agreement, the Company agreed to sell to CII its Empire subsidiary, including the 66.67% equity ownership interest in Capital Hoedown Inc. (“Capital Hoedown”), for $500,000. As a result, on September 1, 2011, Empire and Capital Hoedown were no longer subsidiaries of the Company.

A wholly-owned subsidiary, EXCX Funding Corp., a Nevada corporation was formed in January 2011 and held the note payable - related party (see Note 10), which was exchanged for the Company’s Series E Convertible Preferred Stock and warrants in August 2013 and was cancelled (see Note 11).

On August 30, 2011, the Company, through its wholly-owned subsidiary, Gold Acquisition Corp. (“Gold Acquisition”) acquired the Relief Canyon Mine property (“Relief Canyon”) located in Pershing County, near Lovelock, Nevada, for an aggregate purchase price consisting of: (i) $12,000,000 cash and (ii) $8,000,000 in senior secured convertible promissory notes.

A wholly-owned subsidiary, Pershing Royalty Company, a Delaware corporation, was formed on May 17, 2012 to hold royalty interests in two gold exploration properties (see Note 3).

Going Concern

The Company is in the exploration stage and does not generate revenues to meet its operating expenses.

These consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time. The Company has incurred a net loss of approximately $14.0 million for the year ended December 31, 2013, approximately $7.2 million of net cash was used in operations for the year ended December 31, 2013 and has incurred a total accumulated deficit of approximately $100.0 million since its inception and requires capital for its contemplated operational and continued exploration activities. The Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The audited consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

In August 2013, the Company completed a private placement to several accredited investors for the purchase of 10,533 shares of its Series E Convertible Preferred Stock (“Series E”) and 12,639,600 warrants to purchase shares of common stock for aggregate net proceeds of approximately $10.2  million (see Note 11).

In addition, in August 2013, the Company issued 652 shares of its Series E stock and 782,400 warrants to purchase shares of common stock in exchange for the cancellation of a note payable — related party and accrued interest totaling approximately $646,000 (see Note 10).